Financial instruments	6 Months Ended
Jun. 30, 2019
Financial instruments

31 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
■ Concentration of credit risk;
■ Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes);
■ Fair value option; and
■ Disclosures about fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 for further information on the Group’s concentrations of credit risk.
Fair value measurement
A significant portion of the Group’s financial instruments is carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 for further information on fair value measurement of financial instruments and the definition of the levels of the fair value hierarchy.
Qualitative disclosures of valuation techniques
Information on the valuation techniques and significant unobservable inputs of the various financial instruments and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 for further information on the Group’s valuation techniques.
Assets and liabilities measured at fair value on a recurring basis
end of 2Q19	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	172	0	–		–		172
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	82,286	0	–		–		82,286
Securities received as collateral	42,346	3,028	4	–		–		45,378
Trading assets	82,028	170,625	7,652	(115,691)		999		145,613
of which debt securities	22,075	40,669	1,711	–		13		64,468
of which foreign governments	21,404	4,879	206	–		–		26,489
of which corporates	590	12,010	901	–		13		13,514
of which RMBS	0	19,538	345	–		–		19,883
of which equity securities	51,596	3,580	155	–		986		56,317
of which derivatives	6,632	125,586	3,034	(115,691)		–		19,561
of which interest rate products	2,104	77,210	512	–		–		–
of which foreign exchange products	144	22,906	225	–		–		–
of which equity/index-related products	4,381	18,520	752	–		–		–
of which credit derivatives	0	6,432	653	–		–		–
of which other derivatives	0	115	892	–		–		–
of which other trading assets	1,725	790	2,752	–		–		5,267
Investment securities	2	1,396	0	–		–		1,398
Other investments	16	11	1,369	–		1,178		2,574
of which life finance instruments	0	1	1,085	–		–		1,086
Loans	0	8,674	4,163	–		–		12,837
of which commercial and industrial loans	0	3,561	1,618	–		–		5,179
of which financial institutions	0	2,705	1,227	–		–		3,932
of which government and public institutions	0	2,175	605	–		–		2,780
of which real estate	0	233	687	–		–		920
Other intangible assets (mortgage servicing rights)	0	0	162	–		–		162
Other assets	102	6,650	1,718	(275)		–		8,195
of which loans held-for-sale	0	4,880	1,449	–		–		6,329
Total assets at fair value	124,494	272,842	15,068	(115,966)		2,177		298,615
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q19	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	281	0	–		–		281
Customer deposits	0	2,482	495	–		–		2,977
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	9,195	0	–		–		9,195
Obligation to return securities received as collateral	42,346	3,028	4	–		–		45,378
Trading liabilities	30,153	129,008	3,419	(119,226)		2		43,356
of which debt securities	6,034	5,533	6	–		–		11,573
of which foreign governments	5,957	381	0	–		–		6,338
of which equity securities	16,783	110	53	–		2		16,948
of which derivatives	7,336	123,365	3,360	(119,226)		–		14,835
of which interest rate products	2,195	71,223	216	–		–		–
of which foreign exchange products	101	27,648	133	–		–		–
of which equity/index-related products	5,035	16,698	1,449	–		–		–
of which credit derivatives	0	7,362	1,097	–		–		–
Short-term borrowings	0	9,240	997	–		–		10,237
Long-term debt	0	57,959	13,689	–		–		71,648
of which structured notes over one year and up to two years	0	8,046	880	–		–		8,926
of which structured notes over two years	0	29,535	12,511	–		–		42,046
of which high-trigger instruments	0	5,735	4	–		–		5,739
Other liabilities	0	6,575	1,247	(209)		–		7,613
Total liabilities at fair value	72,499	217,768	19,851	(119,435)		2		190,685
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q18	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	115	0	–		–		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	81,818	0	–		–		81,818
Securities received as collateral	37,962	3,704	30	–		–		41,696
Trading assets	76,124	157,332	8,980	(109,927)		1,126		133,635
of which debt securities	23,726	37,587	2,242	–		12		63,567
of which foreign governments	23,547	4,542	232	–		–		28,321
of which corporates	66	7,984	1,260	–		12		9,322
of which RMBS	0	20,919	432	–		–		21,351
of which equity securities	42,758	2,459	132	–		1,114		46,463
of which derivatives	7,999	116,942	3,298	(109,927)		–		18,312
of which interest rate products	3,557	65,823	507	–		–		–
of which foreign exchange products	25	27,526	258	–		–		–
of which equity/index-related products	4,415	17,967	1,054	–		–		–
of which credit derivatives	0	4,739	673	–		–		–
of which other derivatives	1	633	806	–		–		–
of which other trading assets	1,641	344	3,308	–		–		5,293
Investment securities	2	1,477	0	–		–		1,479
Other investments	14	7	1,309	–		1,104		2,434
of which life finance instruments	0	0	1,067	–		–		1,067
Loans	0	10,549	4,324	–		–		14,873
of which commercial and industrial loans	0	3,976	1,949	–		–		5,925
of which financial institutions	0	4,164	1,391	–		–		5,555
of which real estate	0	146	515	–		–		661
Other intangible assets (mortgage servicing rights)	0	0	163	–		–		163
Other assets	117	5,807	1,543	(204)		–		7,263
of which loans held-for-sale	0	4,238	1,235	–		–		5,473
Total assets at fair value	114,219	260,809	16,349	(110,131)		2,230		283,476
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q18	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	406	0	–		–		406
Customer deposits	0	2,839	453	–		–		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,828	0	–		–		14,828
Obligation to return securities received as collateral	37,962	3,704	30	–		–		41,696
Trading liabilities	31,940	123,615	3,589	(116,985)		10		42,169
of which debt securities	4,460	3,511	25	–		–		7,996
of which foreign governments	4,328	255	0	–		–		4,583
of which equity securities	18,785	118	37	–		10		18,950
of which derivatives	8,695	119,986	3,527	(116,985)		–		15,223
of which interest rate products	3,699	62,649	189	–		–		–
of which foreign exchange products	32	31,983	160	–		–		–
of which equity/index-related products	4,961	19,590	1,500	–		–		–
of which credit derivatives	0	5,485	1,140	–		–		–
Short-term borrowings	0	7,284	784	–		–		8,068
Long-term debt	0	51,270	12,665	–		–		63,935
of which structured notes over one year and up to two years	0	7,242	528	–		–		7,770
of which structured notes over two years	0	28,215	11,800	–		–		40,015
Other liabilities	0	7,881	1,341	(221)		–		9,001
Total liabilities at fair value	69,902	211,827	18,862	(117,206)		10		183,395
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M19	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	On all other	On transfers in / out	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Securities received as collateral	30	0	0	0	(26)	0	0	0	0	0	0	0	0	0	4
Trading assets	8,980	705	(1,697)	8,831	(9,435)	556	(838)	(75)	721	0	0	0	0	(96)	7,652
of which debt securities	2,242	484	(874)	1,597	(1,777)	0	0	16	50	0	0	0	0	(27)	1,711
of which foreign governments	232	0	(43)	68	(56)	0	0	3	3	0	0	0	0	(1)	206
of which corporates	1,260	384	(568)	1,055	(1,234)	0	0	16	6	0	0	0	0	(18)	901
of which RMBS	432	52	(216)	421	(379)	0	0	(1)	41	0	0	0	0	(5)	345
of which equity securities	132	39	(37)	57	(38)	0	0	0	4	0	0	0	0	(2)	155
of which derivatives	3,298	140	(417)	0	0	556	(818)	(88)	405	0	0	0	0	(42)	3,034
of which interest rate products	507	23	(9)	0	0	52	(42)	2	(6)	0	0	0	0	(15)	512
of which foreign exchange derivatives	258	11	(10)	0	0	8	(9)	0	(30)	0	0	0	0	(3)	225
of which equity/index-related products	1,054	48	(333)	0	0	199	(259)	(84)	133	0	0	0	0	(6)	752
of which credit derivatives	673	58	(65)	0	0	150	(360)	(7)	211	0	0	0	0	(7)	653
of which other derivatives	806	0	0	0	0	147	(148)	1	97	0	0	0	0	(11)	892
of which other trading assets	3,308	42	(369)	7,177	(7,620)	0	(20)	(3)	262	0	0	0	0	(25)	2,752
Other investments	1,309	48	(5)	33	(110)	0	0	0	100	0	6	0	0	(12)	1,369
of which life finance instruments	1,067	0	0	20	(88)	0	0	0	96	0	0	0	0	(10)	1,085
Loans	4,324	296	(320)	19	(190)	769	(726)	8	20	0	0	0	0	(37)	4,163
of which commercial and industrial loans	1,949	81	(184)	19	(118)	76	(198)	5	1	0	0	0	0	(13)	1,618
of which financial institutions	1,391	215	0	0	(71)	185	(503)	(1)	15	0	0	0	0	(4)	1,227
of which government and public institutions	446	0	(58)	0	(1)	248	(14)	3	(9)	0	0	0	0	(10)	605
of which real estate	515	0	(78)	0	0	260	(11)	1	10	0	0	0	0	(10)	687
Other intangible assets (mortgage servicing rights)	163	0	0	9	0	0	0	0	0	0	(7)	0	0	(3)	162
Other assets	1,543	102	(178)	938	(808)	290	(178)	0	24	0	0	0	0	(15)	1,718
of which loans held-for-sale	1,235	96	(125)	903	(805)	290	(178)	1	45	0	0	0	0	(13)	1,449
Total assets at fair value	16,349	1,151	(2,200)	9,830	(10,569)	1,615	(1,742)	(67)	865	0	(1)	0	0	(163)	15,068
Liabilities (CHF million)
Customer deposits	453	0	0	0	0	0	0	0	31	0	0	0	32	(21)	495
Obligation to return securities received as collateral	30	0	0	0	(26)	0	0	0	0	0	0	0	0	0	4
Trading liabilities	3,589	195	(405)	388	(402)	1,091	(1,483)	81	400	0	0	0	0	(35)	3,419
of which debt securities	25	9	(8)	12	(32)	0	0	0	0	0	0	0	0	0	6
of which equity securities	37	9	0	376	(368)	0	0	0	(1)	0	0	0	0	0	53
of which derivatives	3,527	177	(397)	0	(2)	1,091	(1,483)	81	401	0	0	0	0	(35)	3,360
of which interest rate derivatives	189	5	(2)	0	0	21	(17)	0	23	0	0	0	0	(3)	216
of which foreign exchange derivatives	160	14	(10)	0	0	2	(24)	(1)	(9)	0	0	0	0	1	133
of which equity/index-related derivatives	1,500	77	(303)	0	0	380	(504)	78	239	0	0	0	0	(18)	1,449
of which credit derivatives	1,140	81	(81)	0	0	551	(782)	4	195	0	0	0	0	(11)	1,097
Short-term borrowings	784	122	(178)	0	0	789	(686)	6	175	0	0	0	0	(15)	997
Long-term debt	12,665	2,095	(2,607)	0	0	2,715	(2,334)	101	1,224	0	0	4	(7)	(167)	13,689
of which structured notes over one year and up to two years	528	315	(228)	0	0	544	(345)	11	58	0	0	0	9	(12)	880
of which structured notes over two years	11,800	1,765	(2,123)	0	0	1,959	(1,954)	77	1,148	0	0	4	(15)	(150)	12,511
of which high-trigger instruments	6	0	0	0	0	(2)	0	0	0	0	0	0	0	0	4
Other liabilities	1,341	37	(77)	35	(57)	75	(285)	(6)	32	0	163	0	0	(11)	1,247
Total liabilities at fair value	18,862	2,449	(3,267)	423	(485)	4,670	(4,788)	182	1,862	0	163	4	25	(249)	19,851
Net assets/(liabilities) at fair value	(2,513)	(1,298)	1,067	9,407	(10,084)	(3,055)	3,046	(249)	(997)	0	(164)	(4)	(25)	86	(4,783)
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M18	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	On all other	On transfers in / out	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Securities received as collateral	46	0	(15)	58	(80)	0	0	0	0	0	0	0	0	0	9
Trading assets [1]	8,796	743	(695)	24,222	(25,127)	786	(826)	(37)	(137)	0	(4)	0	0	27	7,748
of which debt securities	2,334	514	(429)	1,656	(1,568)	0	(157)	(10)	(22)	0	(4)	0	0	0	2,314
of which corporates	1,412	305	(279)	1,181	(1,289)	0	0	(9)	(97)	0	(4)	0	0	13	1,233
of which RMBS	360	161	(124)	442	(174)	0	(157)	(1)	79	0	0	0	0	11	597
of which CMBS	18	20	(1)	3	(13)	0	0	0	(5)	0	0	0	0	0	22
of which CDO	126	14	(13)	16	(36)	0	0	0	(1)	0	0	0	0	2	108
of which equity securities	163	40	(22)	39	(81)	0	0	(3)	45	0	(1)	0	0	2	182
of which derivatives	3,289	167	(182)	0	0	786	(651)	(26)	(267)	0	0	0	0	0	3,116
of which interest rate products	801	11	(22)	0	0	61	(45)	0	(92)	0	0	0	0	(7)	707
of which equity/index-related products	833	108	(115)	0	0	242	(234)	(17)	(56)	0	0	0	0	(14)	747
of which credit derivatives	634	45	(44)	0	0	310	(130)	(6)	(77)	0	0	0	0	13	745
of which other trading assets	3,010	22	(62)	22,527	(23,478)	0	(18)	2	107	0	1	0	0	25	2,136
Other investments	1,601	0	(110)	136	(236)	0	0	0	(53)	0	2	0	0	8	1,348
of which other equity investments	300	0	(110)	49	(84)	0	0	0	(1)	0	2	0	0	(9)	147
of which life finance instruments	1,301	0	0	87	(152)	0	0	0	(52)	0	0	0	0	17	1,201
Loans	4,530	493	(30)	32	(187)	824	(1,403)	0	(103)	0	0	0	0	28	4,184
of which commercial and industrial loans	2,207	57	(25)	0	(30)	366	(707)	0	(22)	0	0	0	0	13	1,859
of which financial institutions	1,480	321	(5)	31	(36)	286	(634)	0	(25)	0	0	0	0	8	1,426
Other intangible assets (mortgage servicing rights)	158	0	0	0	0	0	0	0	0	0	(10)	0	0	3	151
Other assets	1,511	201	(56)	681	(716)	142	(130)	0	(19)	0	0	0	0	(54)	1,560
of which loans held-for-sale	1,350	174	(49)	633	(673)	142	(130)	0	(35)	0	0	0	0	(57)	1,355
Total assets at fair value	16,642	1,437	(906)	25,129	(26,346)	1,752	(2,359)	(37)	(312)	0	(12)	0	0	12	15,000
Liabilities (CHF million)
Customer deposits	455	0	0	0	0	0	0	0	41	0	0	0	(21)	(9)	466
Obligation to return securities received as collateral	46	0	(15)	58	(80)	0	0	0	0	0	0	0	0	0	9
Trading liabilities	3,226	226	(288)	69	(35)	926	(787)	(1)	(322)	0	(2)	0	0	31	3,043
of which derivatives	3,169	187	(282)	1	(3)	926	(787)	2	(295)	0	0	0	0	30	2,948
of which interest rate derivatives	317	13	(5)	0	0	120	(87)	5	(135)	0	0	0	0	2	230
of which foreign exchange derivatives	100	19	(1)	0	0	44	(4)	0	(1)	0	0	0	0	2	159
of which equity/index-related derivatives	1,301	84	(170)	0	0	328	(339)	(7)	(76)	0	0	0	0	8	1,129
of which credit derivatives	898	72	(106)	0	0	309	(222)	4	(70)	0	0	0	0	15	900
Short-term borrowings	845	133	(55)	0	0	1,474	(739)	(1)	(55)	0	(5)	0	36	32	1,665
Long-term debt	12,501	2,035	(1,794)	0	0	2,538	(2,014)	3	(382)	0	0	(2)	(128)	206	12,963
of which structured notes over two years	12,259	1,721	(1,728)	0	0	1,927	(1,721)	4	(370)	0	0	(2)	(129)	194	12,155
Other liabilities	1,478	19	(29)	7	(115)	0	(356)	(6)	(23)	0	111	0	0	10	1,096
of which failed sales	223	12	(26)	2	(107)	0	0	0	(6)	0	0	0	0	1	99
Total liabilities at fair value	18,551	2,413	(2,181)	134	(230)	4,938	(3,896)	(5)	(741)	0	104	(2)	(113)	270	19,242
Net assets/(liabilities) at fair value	(1,909)	(976)	1,275	24,995	(26,116)	(3,186)	1,537	(32)	429	0	(116)	2	113	(258)	(4,242)
1
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	6M19				6M18
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(1,246)	(164)	(1,410)	[1]	397	(116)	281	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date [2]	(1,075)	109	(966)		27	3	30
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
2 Prior period has been corrected.
Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
Transfers in and out of level 3
Transfers into level 3 assets during 6M19 were CHF  1,151 million, primarily from trading assets and loans. These transfers were primarily in the financing, equity derivatives and credit businesses due to limited observability of pricing data. Transfers out of level 3 assets during 6M19 were CHF  2,200 million, primarily in trading assets and loans. These transfers were primarily in the fixed income, equity derivatives and financing businesses due to increased observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 assets during 2Q19 were CHF  450 million, primarily from trading assets. These transfers were primarily in the financing, equity derivatives and credit businesses due to limited observability of pricing data. Transfers out of level 3 assets during 2Q19 were CHF  1,111 million, primarily in trading assets and loans. These transfers were primarily in the fixed income, financing and equity derivatives businesses due to increased observability of pricing data and increased availability of pricing information from external providers.
Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs
For level 3 assets with significant unobservable inputs of buyback probability, contingent probability, correlation, funding spread, mortality rate, price, recovery rate, volatility or volatility skew, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with significant unobservable inputs of credit spread, default rate, discount rate, gap risk, market implied life expectancy (for life settlement and premium finance instruments) or prepayment rate, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have an inverse impact on fair value. An increase in the significant unobservable inputs contingent probability, credit spread, gap risk or market implied life expectancy would increase the fair value. An increase in the significant unobservable inputs buyback probability, correlation, discount rate, fund gap risk, fund NAV, funding spread, mean reversion, mortality rate, prepayment rate, price or volatility would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets at fair value
end of 2Q19	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	4	–	–		–	–	–
Trading assets	7,652
of which debt securities	1,711
of which foreign governments	206	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	901
of which	365	Market comparable	Price, in %		0	126	91
of which	893	Option model	Correlation, in %		(80)	99	63
			Volatility, in %		0	126	26
of which RMBS	345	Discounted cash flow	Default rate, in %		0	10	3
			Discount rate, in %		2	34	8
			Loss severity, in %		0	100	64
			Prepayment rate, in %		2	20	8
of which equity securities	155
of which	7	Market comparable	Price, in %		10	12	11
of which	113	Vendor price	Price, in actuals		0	498	8
of which derivatives	3,034
of which interest rate products	512	Option model	Correlation, in %		(3)	100	65
			Prepayment rate, in %		1	17	8
			Volatility skew, in %		(4)	1	(2)
of which foreign exchange products	225
of which	21	Discounted cash flow	Contingent probability, in %		95	95	95
of which	162	Option model	Correlation, in %		5	38	26
			Prepayment rate, in %		22	26	24
			Volatility, in %		78	90	85
of which equity/index-related products	752	Option model	Buyback probability, in %		50	100	73
			Correlation, in %		(80)	99	66
			Gap risk, in %	[2]	0	4	1
			Volatility, in %		1	126	32
of which credit derivatives	653	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		1	1,121	165
			Default rate, in %		2	20	4
			Discount rate, in %		2	23	12
			Funding spread, in %		0	1	0
			Loss severity, in %		7	85	59
			Prepayment rate, in %		0	8	5
			Recovery rate, in %		0	45	23
of which	66	Market comparable	Price, in %		84	108	97
of which other derivatives	892	Discounted cash flow	Market implied life expectancy, in years		2	16	5
			Mortality rate, in %		87	106	101
of which other trading assets	2,752
of which	912	Discounted cash flow	Market implied life expectancy, in years		2	15	7
of which	1,585	Market comparable	Price, in %		0	120	25
of which	255	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.

Quantitative information about level 3 assets at fair value (continued)
end of 2Q19	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	1,369
of which life finance instruments	1,085	Discounted cash flow	Market implied life expectancy, in years	2	17	6
Loans	4,163
of which commercial and industrial loans	1,618
of which	1,313	Discounted cash flow	Credit spread, in bp	165	1,699	547
			Recovery rate, in %	25	25	25
of which	280	Market comparable	Price, in %	0	94	52
of which financial institutions	1,227
of which	1,057	Discounted cash flow	Credit spread, in bp	51	778	348
of which	100	Market comparable	Price, in %	49	100	95
of which government and public institutions	605
of which	437	Discounted cash flow	Credit spread, in bp	515	595	562
			Recovery rate, in %	25	40	30
of which	167	Market comparable	Price, in %	62	62	62
of which real estate	687	Discounted cash flow	Credit spread, in bp	223	1,062	669
			Recovery rate, in %	25	40	40
Other intangible assets (mortgage servicing rights)	162	–	–	–	–	–
Other assets	1,718
of which loans held-for-sale	1,449
of which	545	Discounted cash flow	Credit spread, in bp	112	3,020	387
			Recovery rate, in %	25	87	37
of which	854	Market comparable	Price, in %	0	175	82
Total level 3 assets at fair value	15,068
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 4Q18	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	30	–	–		–	–	–
Trading assets	8,980
of which debt securities	2,242
of which foreign governments	232	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	1,260
of which	441	Market comparable	Price, in %		0	118	94
of which	621	Option model	Correlation, in %		(60)	98	68
			Volatility, in %		0	178	30
of which RMBS	432	Discounted cash flow	Default rate, in %		0	11	3
			Discount rate, in %		1	26	7
			Loss severity, in %		0	100	63
			Prepayment rate, in %		1	22	8
of which equity securities	132
of which	76	Market comparable	EBITDA multiple		2	9	6
			Price, in %		100	100	100
of which	49	Vendor price	Price, in actuals		0	355	1
of which derivatives	3,298
of which interest rate products	507	Option model	Correlation, in %		0	100	69
			Prepayment rate, in %		1	26	9
			Volatility skew, in %		(4)	0	(2)
of which foreign exchange products	258
of which	28	Discounted cash flow	Contingent probability, in %		95	95	95
of which	218	Option model	Correlation, in %		(23)	70	24
			Prepayment rate, in %		21	26	23
			Volatility, in %		80	90	85
of which equity/index-related products	1,054	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	80
			Gap risk, in %	[2]	0	4	1
			Volatility, in %		2	178	34
of which credit derivatives	673	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		3	2,147	269
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	15
			Loss severity, in %		16	85	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	68	8
of which other derivatives	806	Discounted cash flow	Market implied life expectancy, in years		2	16	5
			Mortality rate, in %		87	106	101
of which other trading assets	3,308
of which	870	Discounted cash flow	Market implied life expectancy, in years		3	17	7
of which	2,119	Market comparable	Price, in %		0	110	30
of which	249	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 4Q18	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	1,309
of which life finance instruments	1,067	Discounted cash flow	Market implied life expectancy, in years	2	17	6
Loans	4,324
of which commercial and industrial loans	1,949
of which	1,531	Discounted cash flow	Credit spread, in bp	159	1,184	582
of which	306	Market comparable	Price, in %	0	99	65
of which financial institutions	1,391
of which	1,157	Discounted cash flow	Credit spread, in bp	88	1,071	596
of which	73	Market comparable	Price, in %	1	100	74
of which real estate	515	Discounted cash flow	Credit spread, in bp	200	1,522	612
			Recovery rate, in %	25	40	39
Other intangible assets (mortgage servicing rights)	163	–	–	–	–	–
Other assets	1,543
of which loans held-for-sale	1,235
of which	422	Discounted cash flow	Credit spread, in bp	105	2,730	394
			Recovery rate, in %	25	87	56
of which	739	Market comparable	Price, in %	0	130	82
Total level 3 assets at fair value	16,349
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 liabilities at fair value
end of 2Q19	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	495	Option model	Correlation, in %		(12)	100	73
			Credit spread, in bp		70	103	98
			Mean revision, in %		10	10	10
Obligation to return securities received as collateral	4	–	–		–	–	–
Trading liabilities	3,419
of which debt securities	6	–	–		–	–	–
of which equity securities	53	Vendor price	Price, in actuals		0	66	2
of which derivatives	3,360
of which interest rate derivatives	216	Option model	Correlation, in %		(3)	100	42
			Prepayment rate, in %		1	17	6
of which foreign exchange derivatives	133
of which	36	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		362	362	362
of which	24	Market comparable	Price, in %		100	100	100
of which	57	Option model	Correlation, in %		55	55	55
			Prepayment rate, in %		22	26	24
of which equity/index-related derivatives	1,449	Option model	Buyback probability, in %	[2]	50	100	73
			Correlation, in %		(80)	99	66
			Volatility, in %		1	126	26
of which credit derivatives	1,097
of which	602	Discounted cash flow	Correlation, in %		38	45	44
			Credit spread, in bp		1	1,186	200
			Default rate, in %		2	20	4
			Discount rate, in %		2	22	12
			Loss severity, in %		7	85	60
			Prepayment rate, in %		0	8	5
			Recovery rate, in %		20	60	34
of which	417	Market comparable	Price, in %		82	107	97
of which	22	Option model	Correlation, in %		49	49	49
			Credit spread, in bp		23	1,114	236
Short-term borrowings	997
of which	79	Discounted cash flow	Credit spread, in bp		853	1,146	1,020
			Recovery rate, in %		40	40	40
of which	862	Option model	Buyback probability, in %		50	100	73
			Correlation, in %		(80)	100	62
			Fund gap risk, in %	[3]	0	4	1
			Volatility, in %		1	126	36
Long-term debt	13,689
of which structured notes over one year and up to two years	880
of which	10	Discounted cash flow	Credit spread, in bp		(62)	118	(11)
of which	851	Option model	Buyback probability, in %	[2]	50	100	73
			Correlation, in %		(80)	99	65
			Fund gap risk, in %	[3]	0	4	1
			Volatility, in %		1	126	33
of which structured notes over two years	12,511
of which	1,565	Discounted cash flow	Credit spread, in bp		(41)	635	50
of which	26	Market comparable	Price, in %		46	49	49
of which	10,485	Option model	Buyback probability, in %	[2]	50	100	73
			Correlation, in %		(80)	99	63
			Gap risk, in %	[3]	0	4	1
			Mean reversion, in %	[4]	(55)	0	(5)
			Volatility, in %		0	126	25
of which high-trigger instruments	4	–	–		–	–	–
Other liabilities	1,247	–	–		–	–	–
Total level 3 liabilities at fair value	19,851
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 4Q18	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	453	–	–		–	–	–
Obligation to return securities received as collateral	30	–	–		–	–	–
Trading liabilities	3,589
of which debt securities	25	–	–		–	–	–
of which equity securities	37	Vendor price	Price, in actuals		0	3	0
of which derivatives	3,527
of which interest rate derivatives	189	Option model	Basis spread, in bp		(20)	147	48
			Correlation, in %		1	100	41
			Prepayment rate, in %		1	26	7
of which foreign exchange derivatives	160
of which	62	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		146	535	379
of which	37	Market comparable	Price, in %		100	100	100
of which	57	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		21	26	23
of which equity/index-related derivatives	1,500	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	74
			Volatility, in %		0	178	30
of which credit derivatives	1,140
of which	566	Discounted cash flow	Correlation, in %		38	82	47
			Credit spread, in bp		3	2,937	262
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	14
			Loss severity, in %		16	95	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	80	14
of which	508	Market comparable	Price, in %		75	104	89
of which	20	Option model	Correlation, in %		50	50	50
			Credit spread, in bp		35	1,156	320
Short-term borrowings	784
of which	61	Discounted cash flow	Credit spread, in bp		1,018	1,089	1,067
			Recovery rate, in %		40	40	40
of which	644	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	64
			Fund gap risk, in %	[3]	0	4	1
			Volatility, in %		2	178	32
Long-term debt	12,665
of which structured notes over one year and up to two years	528
of which	3	Discounted cash flow	Credit spread, in bp		112	112	112
of which	427	Option model	Correlation, in %		(40)	98	71
			Volatility, in %		2	178	31
of which structured notes over two years	11,800
of which	1,570	Discounted cash flow	Credit spread, in bp		(11)	1,089	136
of which	43	Market comparable	Price, in %		0	46	30
of which	9,533	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	65
			Gap risk, in %	[3]	0	4	1
			Mean reversion, in %	[4]	(55)	(1)	(7)
			Volatility, in %		0	178	27
Other liabilities	1,341	–	–		–	–	–
Total level 3 liabilities at fair value	18,862
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Qualitative discussion of the ranges of significant unobservable inputs
The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 for further information on the Group’s qualitative discussion of the ranges of signification unobservable inputs.
Investment funds measured at NAV per share
Investments in funds held in trading assets and trading liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.
Investments in funds held in other investments principally involve private equity securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the board of directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
For those funds held in trading assets and trading liabilities and funds held in other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which is generally up to 10 years.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2Q19						4Q18
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Debt funds	13		0		13	0	12		0		12	0
Equity funds	62		924	[1]	986	59	103		1,011	[2]	1,114	53
Equity funds sold short	0		(2)		(2)	0	(8)		(2)		(10)	0
Funds held in trading assets and trading liabilities	75		922		997	59	107		1,009		1,116	53
Debt funds	1		0		1	0	1		0		1	0
Equity funds	129		0		129	45	130		0		130	43
Real estate funds	201		0		201	29	214		0		214	34
Other private equity funds	35		11		46	27	24		5		29	29
Private equity funds	366		11		377	101	369		5		374	106
Debt funds	1		51		52	0	68		34		102	0
Equity funds	35		13		48	0	14		14		28	0
Other hedge funds	1		144		145	0	2		24		26	0
Hedge funds	37		208	[3]	245	0	84		72	[4]	156	0
Equity method investment funds	48		508		556	14	52		522		574	21
Funds held in other investments	451		727		1,178	115	505		599		1,104	127
Total fair value of investment funds and unfunded commitments	526	[5]	1,649		2,175	174	612	[5]	1,608		2,220	180	[6]
1
49% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 41% is redeemable on a monthly basis with a notice period of primarily more than 30 days and 10% is redeemable on a quarterly basis with a notice period of primarily more than 60 days.

2
46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 40% is redeemable on a monthly basis with a notice period of primarily more than 30 days, 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 1% is redeemable on an annual basis with a notice period of less than 30 days.

3
61% of the redeemable fair value amount of hedge funds is redeemable on a monthly basis with a notice period primarily of less than 30 days, 31% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 8% is redeemable on demand with a notice period primarily of less than 30 days.

4
65% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days and 35% is redeemable on demand with a notice period primarily of less than 30 days.

5 Includes CHF 38 million and CHF 102 million attributable to noncontrolling interests as of the end of 2Q19 and 4Q18, respectively.
6 Includes CHF 23 million attributable to noncontrolling interests.
Assets measured at fair value on a nonrecurring basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. Nonrecurring measurements are completed as of the end of the period unless otherwise stated.
There were no material assets measured at fair value on a nonrecurring basis in 2Q19 and 4Q18.
The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. For instruments for which hedge accounting could not be achieved but for which the Group is economically hedged, the Group has generally elected the fair value option. Where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has generally utilized the fair value option to align its risk management reporting to its financial accounting.
> Refer to “Note 35 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 for further information on the Group’s election of the fair value option.
Difference between the fair value and the unpaid principal balances of fair value option-elected financial instruments
	2Q19			4Q18
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286	82,143	143	81,818	81,637	181
Loans	12,837	13,303	(466)	14,873	15,441	(568)
Other assets [1]	7,552	9,938	(2,386)	6,706	9,240	(2,534)
Due to banks and customer deposits	(604)	(540)	(64)	(859)	(778)	(81)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,195)	(9,196)	1	(14,828)	(14,827)	(1)
Short-term borrowings	(10,237)	(10,310)	73	(8,068)	(8,647)	579
Long-term debt	(71,648)	(74,171)	2,523	(63,935)	(70,883)	6,948
Other liabilities	(604)	(1,589)	985	(2,068)	(3,125)	1,057

Non-performing and non-interest-earning loans [2]	720	3,395	(2,675)	640	3,493	(2,853)
1 Primarily loans held-for-sale.
2 Included in loans or other assets.
Gains and losses on financial instruments
	6M19		6M18
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	15	[1]	4	[1]
of which related to credit risk	6		(3)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,495	[1]	1,107	[1,4]
Other investments	223	[2]	200	[2]
of which related to credit risk	1		(1)
Loans	558	[1]	288	[1]
of which related to credit risk	74		(238)
Other assets	460	[2]	372	[1]
of which related to credit risk	111		88
Due to banks and customer deposits	(36)	[2]	(2)	[1]
of which related to credit risk	0		(12)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(389)	[1]	(394)	[1,4]
Short-term borrowings	(559)	[2]	1,968	[2]
of which related to credit risk	1		(2)
Long-term debt	(6,599)	[2]	1,915	[2]
of which related to credit risk	3		37
Other liabilities	76	[3]	100	[3]
of which related to credit risk	39		15
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4 Prior period has been corrected.
Gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities
The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities, which have been recorded in AOCI. The table includes both the amount of change during the period and the cumulative amount that was attributable to the changes in instrument-specific credit risk. In addition, the table includes the gains and losses related to instrument-specific credit risk, which were previously recorded in AOCI but have been transferred to net income during the period.
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2Q19	Cumulative	2Q18		2Q19	2Q18
Financial instruments (CHF million)
Customer deposits	(8)	(48)	4		0	0
Short-term borrowings	1	(54)	(18)		1	2
Long-term debt	(358)	(2,414)	834		79	25
of which treasury debt over two years	(278)	(614)	284		0	0
of which structured notes over two years	(36)	(1,699)	526		79	25
Total	(365)	(2,516)	820		80	27
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The following table provides the carrying value and the fair value of financial instruments, which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q19 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	31,180	0	31,180	0	31,180
Loans	277,399	0	278,942	8,053	286,995
Other financial assets [1]	107,208	92,268	14,344	1,089	107,701
Financial liabilities
Due to banks and customer deposits	379,543	198,929	180,615	0	379,544
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	10,386	0	10,386	0	10,386
Short-term borrowings	15,902	0	15,902	0	15,902
Long-term debt	86,307	0	88,326	1,199	89,525
Other financial liabilities [2]	14,922	0	14,732	194	14,926
4Q18 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	35,277	0	35,243	35	35,278
Loans	269,147	0	269,825	7,047	276,872
Other financial assets [1]	117,353	99,976	16,750	797	117,523
Financial liabilities
Due to banks and customer deposits	375,403	196,674	178,755	0	375,429
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	0	9,795	0	9,795
Short-term borrowings	13,857	0	13,859	0	13,859
Long-term debt	90,373	0	89,651	854	90,505
Other financial liabilities [2]	16,357	0	16,101	184	16,285
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments
30 Financial instruments
> Refer to “Note 31 – Financial instruments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q19 and to “Note 34 – Financial instruments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2018 for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 6M19	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	172	0	–		–		172
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	82,286	0	–		–		82,286
Securities received as collateral	42,346	3,028	4	–		–		45,378
Trading assets	82,087	170,711	7,652	(115,691)		999		145,758
of which debt securities	22,075	40,756	1,711	–		13		64,555
of which foreign government	21,404	4,879	206	–		–		26,489
of which corporates	590	12,096	901	–		13		13,600
of which RMBS	0	19,538	345	–		–		19,883
of which equity securities	51,655	3,580	155	–		986		56,376
of which derivatives	6,632	125,586	3,034	(115,691)		–		19,561
of which interest rate products	2,104	77,210	512	–		–		–
of which foreign exchange products	144	22,906	225	–		–		–
of which equity/index-related products	4,381	18,520	752	–		–		–
of which credit derivatives	0	6,432	653	–		–		–
of which other derivatives	0	115	892	–		–		–
of which other trading assets	1,725	789	2,752	–		–		5,266
Investment securities	0	1,396	0	–		–		1,396
Other investments	16	11	1,369	–		1,176		2,572
of which life finance instruments	0	1	1,085	–		–		1,086
Loans	0	8,674	4,163	–		–		12,837
of which commercial and industrial loans	0	3,561	1,618	–		–		5,179
of which financial institutions	0	2,705	1,227	–		–		3,932
of which government and public institutions	0	2,175	605	–		–		2,780
of which real estate	0	233	687	–		–		920
Other intangible assets (mortgage servicing rights)	0	0	162	–		–		162
Other assets	102	6,650	1,718	(275)		–		8,195
of which loans held-for-sale	0	4,880	1,449	–		–		6,329
Total assets at fair value	124,551	272,928	15,068	(115,966)		2,175		298,756
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M19	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	281	0	–		–		281
Customer deposits	0	2,482	495	–		–		2,977
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	9,304	0	–		–		9,304
Obligation to return securities received as collateral	42,346	3,028	4	–		–		45,378
Trading liabilities	30,167	129,055	3,419	(119,273)		2		43,370
of which debt securities	6,035	5,533	6	–		–		11,574
of which foreign government	5,957	381	0	–		–		6,338
of which equity securities	16,796	110	53	–		2		16,961
of which derivatives	7,336	123,412	3,360	(119,273)		–		14,835
of which interest rate products	2,195	71,270	216	–		–		–
of which foreign exchange products	101	27,648	133	–		–		–
of which equity/index-related products	5,035	16,698	1,449	–		–		–
of which credit derivatives	0	7,362	1,097	–		–		–
Short-term borrowings	0	9,240	997	–		–		10,237
Long-term debt	0	56,877	13,826	–		–		70,703
of which structured notes over one year and up to two years	0	8,046	880	–		–		8,926
of which structured notes over two years	0	29,535	12,511	–		–		42,046
of which high-trigger instruments	0	5,748	5	–		–		5,753
Other liabilities	0	6,572	1,234	(209)		–		7,597
Total liabilities at fair value	72,513	216,839	19,975	(119,482)		2		189,847
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2018	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	115	0	–		–		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	81,818	0	–		–		81,818
Securities received as collateral	37,962	3,704	30	–		–		41,696
Trading assets [3]	76,178	157,505	8,980	(109,930)		1,126		133,859
of which debt securities	23,726	37,668	2,242	–		12		63,648
of which foreign government	23,547	4,542	232	–		–		28,321
of which corporates	66	8,065	1,260	–		12		9,403
of which RMBS	0	20,919	432	–		–		21,351
of which equity securities	42,812	2,459	132	–		1,114		46,517
of which derivatives	8,000	117,034	3,298	(109,930)		–		18,402
of which interest rate products	3,557	65,823	507	–		–		–
of which foreign exchange products	25	27,526	258	–		–		–
of which equity/index-related products	4,415	18,059	1,054	–		–		–
of which credit derivatives	0	4,739	673	–		–		–
of which other derivatives	2	633	806	–		–		–
of which other trading assets	1,640	344	3,308	–		–		5,292
Investment securities [3]	0	1,477	0	–		–		1,477
Other investments	14	7	1,309	–		1,100		2,430
of which life finance instruments	0	0	1,067	–		–		1,067
Loans	0	10,549	4,324	–		–		14,873
of which commercial and industrial loans	0	3,976	1,949	–		–		5,925
of which financial institutions	0	4,164	1,391	–		–		5,555
of which real estate	0	146	515	–		–		661
Other intangible assets (mortgage servicing rights)	0	0	163	–		–		163
Other assets	117	5,807	1,543	(204)		–		7,263
of which loans held-for-sale	0	4,238	1,235	–		–		5,473
Total assets at fair value	114,271	260,982	16,349	(110,134)		2,226		283,694
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2018	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	406	0	–		–		406
Customer deposits	0	2,839	453	–		–		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,828	0	–		–		14,828
Obligation to return securities received as collateral	37,962	3,704	30	–		–		41,696
Trading liabilities	31,940	123,737	3,589	(117,105)		10		42,171
of which debt securities	4,462	3,511	25	–		–		7,998
of which foreign government	4,328	255	0	–		–		4,583
of which equity securities	18,785	118	37	–		10		18,950
of which derivatives	8,693	120,108	3,527	(117,105)		–		15,223
of which interest rate products	3,699	62,573	189	–		–		–
of which foreign exchange products	32	31,983	160	–		–		–
of which equity/index-related products	4,961	19,788	1,500	–		–		–
of which credit derivatives	0	5,485	1,140	–		–		–
Short-term borrowings	0	7,284	784	–		–		8,068
Long-term debt	0	50,356	12,671	–		–		63,027
of which structured notes over one year and up to two years	0	7,242	528	–		–		7,770
of which structured notes over two years	0	28,215	11,800	–		–		40,015
Other liabilities	0	7,877	1,327	(221)		–		8,983
Total liabilities at fair value	69,902	211,031	18,854	(117,326)		10		182,471
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M19	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	On all other	On transfers in / out	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Securities received as collateral	30	0	0	0	(26)	0	0	0	0	0	0	0	0	0	4
Trading assets	8,980	705	(1,697)	8,831	(9,435)	556	(838)	(75)	721	0	0	0	0	(96)	7,652
of which debt securities	2,242	484	(874)	1,597	(1,777)	0	0	16	50	0	0	0	0	(27)	1,711
of which foreign governments	232	0	(43)	68	(56)	0	0	3	3	0	0	0	0	(1)	206
of which corporates	1,260	384	(568)	1,055	(1,234)	0	0	16	6	0	0	0	0	(18)	901
of which RMBS	432	52	(216)	421	(379)	0	0	(1)	41	0	0	0	0	(5)	345
of which equity securities	132	39	(37)	57	(38)	0	0	0	4	0	0	0	0	(2)	155
of which derivatives	3,298	140	(417)	0	0	556	(818)	(88)	405	0	0	0	0	(42)	3,034
of which interest rate products	507	23	(9)	0	0	52	(42)	2	(6)	0	0	0	0	(15)	512
of which foreign exchange derivatives	258	11	(10)	0	0	8	(9)	0	(30)	0	0	0	0	(3)	225
of which equity/index-related products	1,054	48	(333)	0	0	199	(259)	(84)	133	0	0	0	0	(6)	752
of which credit derivatives	673	58	(65)	0	0	150	(360)	(7)	211	0	0	0	0	(7)	653
of which other derivatives	806	0	0	0	0	147	(148)	1	97	0	0	0	0	(11)	892
of which other trading assets	3,308	42	(369)	7,177	(7,620)	0	(20)	(3)	262	0	0	0	0	(25)	2,752
Other investments	1,309	48	(5)	33	(110)	0	0	0	100	0	6	0	0	(12)	1,369
of which life finance instruments	1,067	0	0	20	(88)	0	0	0	96	0	0	0	0	(10)	1,085
Loans	4,324	296	(320)	19	(190)	769	(726)	8	20	0	0	0	0	(37)	4,163
of which commercial and industrial loans	1,949	81	(184)	19	(118)	76	(198)	5	1	0	0	0	0	(13)	1,618
of which financial institutions	1,391	215	0	0	(71)	185	(503)	(1)	15	0	0	0	0	(4)	1,227
of which real estate	515	0	(78)	0	0	260	(11)	1	10	0	0	0	0	(10)	687
Other intangible assets (mortgage servicing rights)	163	0	0	9	0	0	0	0	0	0	(7)	0	0	(3)	162
Other assets	1,543	102	(178)	938	(808)	290	(178)	0	24	0	0	0	0	(15)	1,718
of which loans held-for-sale	1,235	96	(125)	903	(805)	290	(178)	1	45	0	0	0	0	(13)	1,449
Total assets at fair value	16,349	1,151	(2,200)	9,830	(10,569)	1,615	(1,742)	(67)	865	0	(1)	0	0	(163)	15,068
Liabilities (CHF million)
Customer deposits	453	0	0	0	0	0	0	0	31	0	0	0	32	(21)	495
Obligation to return securities received as collateral	30	0	0	0	(26)	0	0	0	0	0	0	0	0	0	4
Trading liabilities	3,589	195	(405)	388	(402)	1,091	(1,483)	81	400	0	0	0	0	(35)	3,419
of which debt securities	25	9	(8)	12	(32)	0	0	0	0	0	0	0	0	0	6
of which equity securities	37	9	0	376	(368)	0	0	0	(1)	0	0	0	0	0	53
of which derivatives	3,527	177	(397)	0	(2)	1,091	(1,483)	81	401	0	0	0	0	(35)	3,360
of which interest rate derivatives	189	5	(2)	0	0	21	(17)	0	23	0	0	0	0	(3)	216
of which foreign exchange derivatives	160	14	(10)	0	0	2	(24)	(1)	(9)	0	0	0	0	1	133
of which equity/index-related derivatives	1,500	77	(303)	0	0	380	(504)	78	239	0	0	0	0	(18)	1,449
of which credit derivatives	1,140	81	(81)	0	0	551	(782)	4	195	0	0	0	0	(11)	1,097
Short-term borrowings	784	122	(178)	0	0	789	(686)	6	175	0	0	0	0	(15)	997
Long-term debt	12,671	2,095	(2,483)	0	0	2,739	(2,334)	101	1,209	0	0	4	(7)	(169)	13,826
of which structured notes over one year and up to two years	528	315	(228)	0	0	544	(345)	11	58	0	0	0	9	(12)	880
of which structured notes over two years	11,800	1,765	(2,123)	0	0	1,959	(1,954)	77	1,148	0	0	4	(15)	(150)	12,511
of which high-trigger instruments	6	0	0	0	0	(1)	0	0	0	0	0	0	0	0	5
Other liabilities	1,327	37	(77)	35	(57)	75	(280)	(6)	30	0	161	0	0	(11)	1,234
Total liabilities at fair value	18,854	2,449	(3,143)	423	(485)	4,694	(4,783)	182	1,845	0	161	4	25	(251)	19,975
Net assets/(liabilities) at fair value	(2,505)	(1,298)	943	9,407	(10,084)	(3,079)	3,041	(249)	(980)	0	(162)	(4)	(25)	88	(4,907)
Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M18	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	On all other	On transfers in / out	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Securities received as collateral	46	0	(15)	58	(80)	0	0	0	0	0	0	0	0	0	9
Trading assets [1]	8,796	743	(695)	24,222	(25,127)	786	(826)	(37)	(137)	0	(4)	0	0	27	7,748
of which debt securities	2,334	514	(429)	1,656	(1,568)	0	(157)	(10)	(22)	0	(4)	0	0	0	2,314
of which corporates	1,412	305	(279)	1,181	(1,289)	0	0	(9)	(97)	0	(4)	0	0	13	1,233
of which RMBS	360	161	(124)	442	(174)	0	(157)	(1)	79	0	0	0	0	11	597
of which CMBS	18	20	(1)	3	(13)	0	0	0	(5)	0	0	0	0	0	22
of which CDO	126	14	(13)	16	(36)	0	0	0	(1)	0	0	0	0	2	108
of which equity securities	163	40	(22)	39	(81)	0	0	(3)	45	0	(1)	0	0	2	182
of which derivatives	3,289	167	(182)	0	0	786	(651)	(26)	(267)	0	0	0	0	0	3,116
of which interest rate products	801	11	(22)	0	0	61	(45)	0	(92)	0	0	0	0	(7)	707
of which equity/index-related products	833	108	(115)	0	0	242	(234)	(17)	(56)	0	0	0	0	(14)	747
of which credit derivatives	634	45	(44)	0	0	310	(130)	(6)	(77)	0	0	0	0	13	745
of which other trading assets	3,010	22	(62)	22,527	(23,478)	0	(18)	2	107	0	1	0	0	25	2,136
Other investments	1,601	0	(109)	135	(236)	0	0	0	(53)	0	2	0	0	8	1,348
of which other equity investments	300	0	(109)	48	(84)	0	0	0	(1)	0	2	0	0	(9)	147
of which life finance instruments	1,301	0	0	87	(152)	0	0	0	(52)	0	0	0	0	17	1,201
Loans	4,530	493	(30)	32	(187)	824	(1,403)	0	(103)	0	0	0	0	28	4,184
of which commercial and industrial loans	2,207	57	(25)	0	(30)	366	(707)	0	(22)	0	0	0	0	13	1,859
of which financial institutions	1,480	321	(5)	31	(36)	286	(634)	0	(25)	0	0	0	0	8	1,426
Other intangible assets (mortgage servicing rights)	158	0	0	0	0	0	0	0	0	0	(10)	0	0	3	151
Other assets	1,511	201	(56)	681	(716)	142	(130)	0	(19)	0	0	0	0	(54)	1,560
of which loans held-for-sale	1,350	174	(49)	633	(673)	142	(130)	0	(35)	0	0	0	0	(57)	1,355
Total assets at fair value	16,642	1,437	(905)	25,128	(26,346)	1,752	(2,359)	(37)	(312)	0	(12)	0	0	12	15,000
Liabilities (CHF million)
Customer deposits	455	0	0	0	0	0	0	0	41	0	0	0	(21)	(9)	466
Obligation to return securities received as collateral	46	0	(15)	58	(80)	0	0	0	0	0	0	0	0	0	9
Trading liabilities	3,226	226	(288)	69	(35)	926	(787)	(1)	(322)	0	(2)	0	0	31	3,043
of which derivatives	3,169	187	(282)	1	(3)	926	(787)	2	(295)	0	0	0	0	30	2,948
of which interest rate derivatives	317	13	(5)	0	0	120	(87)	5	(135)	0	0	0	0	2	230
of which foreign exchange derivatives	100	19	(1)	0	0	44	(4)	0	(1)	0	0	0	0	2	159
of which equity/index-related derivatives	1,301	84	(170)	0	0	328	(339)	(7)	(76)	0	0	0	0	8	1,129
of which credit derivatives	898	72	(106)	0	0	309	(222)	4	(70)	0	0	0	0	15	900
Short-term borrowings	845	133	(55)	0	0	1,474	(739)	(1)	(55)	0	(5)	0	36	32	1,665
Long-term debt	12,501	1,921	(1,794)	0	0	2,669	(2,014)	3	(402)	0	0	(2)	(128)	209	12,963
of which structured notes over two years	12,259	1,721	(1,728)	0	0	1,927	(1,721)	4	(370)	0	0	(2)	(129)	194	12,155
Other liabilities	1,467	19	(29)	7	(115)	0	(354)	(6)	(24)	0	110	0	0	10	1,085
of which failed sales	223	12	(26)	2	(107)	0	0	0	(6)	0	0	0	0	1	99
Total liabilities at fair value	18,540	2,299	(2,181)	134	(230)	5,069	(3,894)	(5)	(762)	0	103	(2)	(113)	273	19,231
Net assets/(liabilities) at fair value	(1,898)	(862)	1,276	24,994	(26,116)	(3,317)	1,535	(32)	450	0	(115)	2	113	(261)	(4,231)
1
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	6M19				6M18
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(1,229)	(162)	(1,391)	[1]	418	(115)	303	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date [2]	(1,074)	109	(965)		30	2	32
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
2 Prior period has been corrected.
Quantitative information about level 3 assets at fair value
end of 6M19	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	4	–	–		–	–	–
Trading assets	7,652
of which debt securities	1,711
of which foreign governments	206	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	901
of which	365	Market comparable	Price, in %		0	126	91
of which	893	Option model	Correlation, in %		(80)	99	63
			Volatility, in %		0	126	26
of which RMBS	345	Discounted cash flow	Default rate, in %		0	10	3
			Discount rate, in %		2	34	8
			Loss severity, in %		0	100	64
			Prepayment rate, in %		2	20	8
of which equity securities	155
of which	7	Market comparable	Price, in %		10	12	11
of which	113	Vendor price	Price, in actuals		0	498	8
of which derivatives	3,034
of which interest rate products	512	Option model	Correlation, in %		(3)	100	65
			Prepayment rate, in %		1	17	8
			Volatility skew, in %		(4)	1	(2)
of which foreign exchange products	225
of which	21	Discounted cash flow	Contingent probability, in %		95	95	95
of which	162	Option model	Correlation, in %		5	38	26
			Prepayment rate, in %		22	26	24
			Volatility, in %		78	90	85
of which equity/index-related products	752	Option model	Buyback probability, in %		50	100	73
			Correlation, in %		(80)	99	66
			Gap risk, in %	[2]	0	4	1
			Volatility, in %		1	126	32
of which credit derivatives	653	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		1	1,121	165
			Default rate, in %		2	20	4
			Discount rate, in %		2	23	12
			Funding spread, in %		0	1	0
			Loss severity, in %		7	85	59
			Prepayment rate, in %		0	8	5
			Recovery rate, in %		0	45	23
of which	66	Market comparable	Price, in %		84	108	97
of which other derivatives	892	Discounted cash flow	Market implied life expectancy, in years		2	16	5
			Mortality rate, in %		87	106	101
of which other trading assets	2,752
of which	912	Discounted cash flow	Market implied life expectancy, in years		2	15	7
of which	1,585	Market comparable	Price, in %		0	120	25
of which	255	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.

Quantitative information about level 3 assets at fair value (continued)
end of 6M19	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	1,369
of which life finance instruments	1,085	Discounted cash flow	Market implied life expectancy, in years	2	17	6
Loans	4,163
of which commercial and industrial loans	1,618
of which	1,313	Discounted cash flow	Credit spread, in bp	165	1,699	547
			Recovery rate, in %	25	25	25
of which	280	Market comparable	Price, in %	0	94	52
of which financial institutions	1,227
of which	1,057	Discounted cash flow	Credit spread, in bp	51	778	348
of which	100	Market comparable	Price, in %	49	100	95
of which government and public institutions	605
of which	437	Discounted cash flow	Credit spread, in bp	515	595	562
			Recovery rate, in %	25	40	30
of which	167	Market comparable	Price, in %	62	62	62
of which real estate	687	Discounted cash flow	Credit spread, in bp	223	1,062	669
			Recovery rate, in %	25	40	40
Other intangible assets (mortgage servicing rights)	162	–	–	–	–	–
Other assets	1,718
of which loans held-for-sale	1,449
of which	545	Discounted cash flow	Credit spread, in bp	112	3,020	387
			Recovery rate, in %	25	87	37
of which	854	Market comparable	Price, in %	0	175	82
Total level 3 assets at fair value	15,068
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	30	–	–		–	–	–
Trading assets [2]	8,980
of which debt securities	2,242
of which foreign governments	232	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	1,260
of which	441	Market comparable	Price, in %		0	118	94
of which	621	Option model	Correlation, in %		(60)	98	68
			Volatility, in %		0	178	30
of which RMBS	432	Discounted cash flow	Default rate, in %		0	11	3
			Discount rate, in %		1	26	7
			Loss severity, in %		0	100	63
			Prepayment rate, in %		1	22	8
of which equity securities	132
of which	76	Market comparable	EBITDA multiple		2	9	6
			Price, in %		100	100	100
of which	49	Vendor price	Price, in actuals		0	355	1
of which derivatives	3,298
of which interest rate products	507	Option model	Correlation, in %		0	100	69
			Prepayment rate, in %		1	26	9
			Volatility skew, in %		(4)	0	(2)
of which foreign exchange products	258
of which	28	Discounted cash flow	Contingent probability, in %		95	95	95
of which	218	Option model	Correlation, in %		(23)	70	24
			Prepayment rate, in %		21	26	23
			Volatility, in %		80	90	85
of which equity/index-related products	1,054	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	80
			Gap risk, in %	[3]	0	4	1
			Volatility, in %		2	178	34
of which credit derivatives	673	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		3	2,147	269
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	15
			Loss severity, in %		16	85	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	68	8
of which other derivatives	806	Discounted cash flow	Market implied life expectancy, in years		2	16	5
			Mortality rate, in %		87	106	101
of which other trading assets	3,308
of which	870	Discounted cash flow	Market implied life expectancy, in years		3	17	7
of which	2,119	Market comparable	Price, in %		0	110	30
of which	249	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	1,309
of which life finance instruments	1,067	Discounted cash flow	Market implied life expectancy, in years	2	17	6
Loans	4,324
of which commercial and industrial loans	1,949
of which	1,531	Discounted cash flow	Credit spread, in bp	159	1,184	582
of which	306	Market comparable	Price, in %	0	99	65
of which financial institutions	1,391
of which	1,157	Discounted cash flow	Credit spread, in bp	88	1,071	596
of which	73	Market comparable	Price, in %	1	100	74
of which real estate	515	Discounted cash flow	Credit spread, in bp	200	1,522	612
			Recovery rate, in %	25	40	39
Other intangible assets (mortgage servicing rights)	163	–	–	–	–	–
Other assets	1,543
of which loans held-for-sale	1,235
of which	422	Discounted cash flow	Credit spread, in bp	105	2,730	394
			Recovery rate, in %	25	87	56
of which	739	Market comparable	Price, in %	0	130	82
Total level 3 assets at fair value	16,349
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 liabilities at fair value
end of 6M19	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	495	Option model	Correlation, in %		(12)	100	73
			Credit spread, in bp		70	103	98
			Mean revision, in %		10	10	10
Obligation to return securities received as collateral	4	–	–		–	–	–
Trading liabilities	3,419
of which debt securities	6	–	–		–	–	–
of which equity securities	53	Vendor price	Price, in actuals		0	66	2
of which derivatives	3,360
of which interest rate derivatives	216	Option model	Correlation, in %		(3)	100	42
			Prepayment rate, in %		1	17	6
of which foreign exchange derivatives	133
of which	36	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		362	362	362
of which	24	Market comparable	Price, in %		100	100	100
of which	57	Option model	Correlation, in %		55	55	55
			Prepayment rate, in %		22	26	24
of which equity/index-related derivatives	1,449	Option model	Buyback probability, in %	[2]	50	100	73
			Correlation, in %		(80)	99	66
			Volatility, in %		1	126	26
of which credit derivatives	1,097
of which	602	Discounted cash flow	Correlation, in %		38	45	44
			Credit spread, in bp		1	1,186	200
			Default rate, in %		2	20	4
			Discount rate, in %		2	22	12
			Loss severity, in %		7	85	60
			Prepayment rate, in %		0	8	5
			Recovery rate, in %		20	60	34
of which	417	Market comparable	Price, in %		82	107	97
of which	22	Option model	Correlation, in %		49	49	49
			Credit spread, in bp		23	1,114	236
Short-term borrowings	997
of which	79	Discounted cash flow	Credit spread, in bp		853	1,146	1,020
			Recovery rate, in %		40	40	40
of which	862	Option model	Buyback probability, in %		50	100	73
			Correlation, in %		(80)	100	62
			Fund gap risk, in %	[3]	0	4	1
			Volatility, in %		1	126	36
Long-term debt	13,826
of which structured notes over one year and up to two years	880
of which	10	Discounted cash flow	Credit spread, in bp		(62)	118	(11)
of which	851	Option model	Buyback probability, in %	[2]	50	100	73
			Correlation, in %		(80)	99	65
			Fund gap risk, in %	[3]	0	4	1
			Volatility, in %		1	126	33
of which structured notes over two years	12,511
of which	1,565	Discounted cash flow	Credit spread, in bp		(41)	635	50
of which	26	Market comparable	Price, in %		46	49	49
of which	10,485	Option model	Buyback probability, in %	[2]	50	100	73
			Correlation, in %		(80)	99	63
			Gap risk, in %	[3]	0	4	1
			Mean reversion, in %	[4]	(55)	0	(5)
			Volatility, in %		0	126	25
of which high-trigger instruments	5	–	–		–	–	–
Other liabilities	1,234	–	–		–	–	–
Total level 3 liabilities at fair value	19,975
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	453	–	–		–	–	–
Obligation to return securities received as collateral	30	–	–		–	–	–
Trading liabilities	3,589
of which debt securities	25	–	–		–	–	–
of which equity securities	37	Vendor price	Price, in actuals		0	3	0
of which derivatives	3,527
of which interest rate derivatives	189	Option model	Basis spread, in bp		(20)	147	48
			Correlation, in %		1	100	41
			Prepayment rate, in %		1	26	7
of which foreign exchange derivatives	160
of which	62	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		146	535	379
of which	37	Market comparable	Price, in %		100	100	100
of which	57	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		21	26	23
of which equity/index-related derivatives	1,500	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	74
			Volatility, in %		0	178	30
of which credit derivatives	1,140
of which	566	Discounted cash flow	Correlation, in %		38	82	47
			Credit spread, in bp		3	2,937	262
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	14
			Loss severity, in %		16	95	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	80	14
of which	508	Market comparable	Price, in %		75	104	89
of which	20	Option model	Correlation, in %		50	50	50
			Credit spread, in bp		35	1,156	320
Short-term borrowings	784
of which	61	Discounted cash flow	Credit spread, in bp		1,018	1,089	1,067
			Recovery rate, in %		40	40	40
of which	644	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	64
			Fund gap risk, in %	[3]	0	4	1
			Volatility, in %		2	178	32
Long-term debt	12,671
of which structured notes over one year and up to two years	528
of which	3	Discounted cash flow	Credit spread, in bp		112	112	112
of which	427	Option model	Correlation, in %		(40)	98	71
			Volatility, in %		2	178	31
of which structured notes over two years	11,800
of which	1,570	Discounted cash flow	Credit spread, in bp		(11)	1,089	136
of which	43	Market comparable	Price, in %		0	46	30
of which	9,533	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	65
			Gap risk, in %	[3]	0	4	1
			Mean reversion, in %	[4]	(55)	(1)	(7)
			Volatility, in %		0	178	27
Other liabilities	1,327	–	–		–	–	–
Total level 3 liabilities at fair value	18,854
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	6M19						2018
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Debt funds	13		0		13	0	12		0		12	0
Equity funds	62		924	[1]	986	59	103		1,011	[2]	1,114	53
Equity funds sold short	0		(2)		(2)	0	(8)		(2)		(10)	0
Funds held in trading assets and trading liabilities	75		922		997	59	107		1,009		1,116	53
Debt funds	1		0		1	0	1		0		1	0
Equity funds	126		0		126	44	126		0		126	42
Real estate funds	201		0		201	29	214		0		214	34
Other private equity funds	36		11		47	27	24		5		29	29
Private equity funds	364		11		375	100	365		5		370	105
Debt funds	1		51		52	0	68		34		102	0
Equity funds	35		13		48	0	14		14		28	0
Other hedge funds	1		144		145	0	2		24		26	0
Hedge funds	37		208	[3]	245	0	84		72	[4]	156	0
Equity method investment funds	47		509		556	14	52		522		574	21
Funds held in other investments	448		728		1,176	114	501		599		1,100	126
Fair value of investment funds and unfunded commitments	523	[5]	1,650		2,173	173	608	[5]	1,608		2,216	179	[6]
1
49% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 41% is redeemable on a monthly basis with a notice period primarily of more than 30 days and 10% is redeemable on a quarterly basis with a notice period primarily of more than 60 days.

2
46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 40% is redeemable on a monthly basis with a notice period primarily of more than 30 days, 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 1% is redeemable on an annual basis with a notice period primarily of less than 30 days.

3
61% of the redeemable fair value amount of hedge funds is redeemable on a monthly basis with a notice period primarily of less than 30 days, 31% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 8% is redeemable on demand with a notice period primarily of less than 30 days.

4
65% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days and 35% is redeemable on demand with a notice period primarily of less than 30 days.

5 Includes CHF 38 million and CHF 102 million attributable to noncontrolling interests as of the end of 6M19 and 2018, respectively.
6 Includes CHF 23 million attributable to noncontrolling interests.
Difference between the fair value and the unpaid principal balances of fair value option-elected financial instruments
	6M19			2018
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286	82,143	143	81,818	81,637	181
Loans	12,837	13,303	(466)	14,873	15,441	(568)
Other assets [1]	7,552	9,938	(2,386)	6,706	9,240	(2,534)
Due to banks and customer deposits	(604)	(540)	(64)	(859)	(778)	(81)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,304)	(9,305)	1	(14,828)	(14,827)	(1)
Short-term borrowings	(10,237)	(10,310)	73	(8,068)	(8,647)	579
Long-term debt	(70,703)	(73,217)	2,514	(63,027)	(69,914)	6,887
Other liabilities	(604)	(1,589)	985	(2,068)	(3,125)	1,057

Non-performing and non-interest-earning loans [2]	720	3,395	(2,675)	640	3,493	(2,853)
1 Primarily loans held-for-sale.
2 Included in loans or other assets.
Gains and losses on financial instruments
	6M19		6M18
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	15	[1]	4	[1]
of which related to credit risk	6		(3)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,495	[1]	1,107	[1,4]
Other investments	223	[2]	200	[2]
of which related to credit risk	1		(1)
Loans	558	[1]	288	[1]
of which related to credit risk	74		(238)
Other assets	460	[2]	372	[1]
of which related to credit risk	111		88
Due to banks and customer deposits	(36)	[2]	(2)	[1]
of which related to credit risk	0		(12)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(389)	[1]	(394)	[1,4]
Short-term borrowings	(559)	[2]	1,968	[2]
of which related to credit risk	1		(2)
Long-term debt	(6,230)	[2]	1,799	[2]
of which related to credit risk	3		37
Other liabilities	76	[3]	99	[3]
of which related to credit risk	39		15
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4 Prior period has been corrected.
Gains/(losses) attributable to changes in investment-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	6M19	Cumulative	6M18		6M19	6M18
Financial instruments (CHF million)
Deposits	(34)	(48)	15		0	0
Short-term borrowings	1	(54)	0		1	2
Long-term debt	(1,476)	(2,318)	1,108		109	32
of which treasury debt over two years	(652)	(518)	418		0	0
of which structured notes over two years	(670)	(1,699)	652		109	32
Total	(1,509)	(2,420)	1,123		110	34
1 Amounts are reflected gross of tax.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M19 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,180	0	31,180	0	31,180
Loans	283,883	0	285,421	8,053	293,474
Other financial assets [1]	107,136	91,684	14,858	1,088	107,630
Financial liabilities
Due to banks and deposits	380,791	199,551	181,241	0	380,792
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,386	0	10,386	0	10,386
Short-term borrowings	16,391	0	16,391	0	16,391
Long-term debt	86,314	0	88,287	1,275	89,562
Other financial liabilities [2]	15,642	0	15,453	194	15,647
2018 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,277	0	35,243	35	35,278
Loans	274,440	0	275,105	7,047	282,152
Other financial assets [1]	117,002	99,238	17,139	796	117,173
Financial liabilities
Due to banks and deposits	376,741	197,320	179,448	0	376,768
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	0	9,795	0	9,795
Short-term borrowings	14,351	0	14,352	0	14,352
Long-term debt	90,406	0	89,707	854	90,561
Other financial liabilities [2]	16,803	0	16,547	184	16,731
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.